Earnings Per Share - Participating Securities (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Basic EPS:
Nonvested awards (in shares)	183,309	182,744	182,465
Basic EPS	$ 3.19	$ 1.74	$ 1.98
Diluted EPS:
Average common and common equivalent shares outstanding(d)	185,430	184,448	183,622
Diluted EPS	$ 3.16	$ 1.73	$ 1.97
Participating Securities
Basic EPS:
Net income allocated to nonvested awards	$ 1,373	$ 1,557	$ 3,164
Nonvested awards (in shares)	435	911	1,617
Basic EPS	$ 3.16	$ 1.71	$ 1.96
Diluted EPS:
Net income allocated to nonvested awards	$ 1,366	$ 1,552	$ 3,148
Average common and common equivalent shares outstanding(d)	435	911	1,617
Diluted EPS	$ 3.14	$ 1.70	$ 1.95